Borrowings - Loans (Details) $ in Thousands		3 Months Ended	6 Months Ended
	Jan. 22, 2021 USD ($) installment m³	Jun. 30, 2021 USD ($) item	Jun. 30, 2021 USD ($) item	Jun. 30, 2020 USD ($)
Borrowings
Drawn amount			$ 318,913	$ 401,911
Amount repaid			266,770	$ 150,508
Legal and professional fees related to the Transaction		$ 15,652	15,652
GasLog Houston SLB
Borrowings
Proceeds from sale and finance leaseback	$ 165,958
Leaseback bareboat charter period in years	8 years
Sale leaseback, repurchase period	8 years
Price at which the vessel will be bought back	$ 99,575
Number of quarterly repayments | installment	32
Installment amount	$ 2,074
Final balloon payment	99,575
Unamortized fees written off	$ 3,528
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount, first two years	100.00%
Minimum aggregate market value of mortgaged vessels, as percentage of outstanding facility amount, after first two years	110.00%
GasLog Houston SLB | GAS-twenty four Ltd ("G24")
Borrowings
Cargo capacity (in cbm) | m³	174,000
Refinancing of outstanding indebtedness	$ 130,889
Newbuilding Facility
Borrowings
Drawn amount			$ 152,955
Number of international banks with debt financing agreement | item		13	13
Loan facilities in existence as of December 31, 2020
Borrowings
Amount repaid			$ 135,880